Condensed Consolidated Statements of Cash Flows (unaudited) (Q3) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Jun. 10, 2020	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2019
Operating activities
Net loss	$ (2,114)	$ (10,959)	$ (4,343)	$ (1,433)	$ 5,064	$ 7,706
Adjustments to reconcile net loss to net cash provided by operating activities:
Unit-based compensation	343	924	23,353	1,806	2,602	6,780
Gain on Paycheck Protection Program loan forgiveness	0	0			(1,535)	0
Accrual of premium on debt	0	3,682	0	1,118	1,118	0
Amortization of debt issuance costs	0	564	759	897	1,180	0
Interest income on promissory note from member	0	0	(2,232)	(1,282)	(2,038)	0
Depreciation and amortization	10,642	17,639	27,215	32,534	43,234	27,412
Provision for doubtful accounts	0	150	27	0	53	282
Deferred income taxes	(1,568)	(3,940)	(3,595)	(3,855)	(4,312)	2,173
Loss on disposal of property and equipment	0	0			0	15
Changes in operating assets and liabilities:
Accounts receivable	2,221	(2,942)	(575)	(3,622)	(6,105)	(2,351)
Prepaid expenses and deferred charges	521	(437)	(1,144)	(1,602)	(1,777)	(1,199)
Other current assets	12	69	(4,779)	(4,268)	(3,292)	281
Other assets	249	304	(677)	53	37	(210)
Accounts payable	432	(1,846)	(524)	1,122	1,845	(52)
Accrued expenses and other current liabilities	5,587	(3,041)	4,654	(7,185)	(7,481)	(6,177)
Deferred revenue	(110)	8,624	(1,345)	5,364	6,547	3,412
Due to related party	(60)	(10)	0	10	10	(58)
Other liabilities	301	821	0	(805)	(720)	(41)
Net cash provided by operating activities	16,456	9,602	36,794	18,852	34,430	37,973
Investing activities
Cash used in acquiring the Predecessor, net of cash acquired	0	(263,843)			0	0
Purchase of property and equipment	(270)	(197)	(339)	(156)	(269)	(133)
Additions to capitalized software	(1,420)	(951)	(3,434)	(2,184)	(3,528)	(2,327)
Loans to employees	0	0			0	(2,224)
Proceeds from repayment of loan to employees	2,224	0			0	0
Loan to Kunlun	(14,000)	0			0	0
Proceeds from repayment of loan to Kunlun	14,000	0			0	0
Net cash (used in) provided by investing activities	534	(264,991)	(3,773)	(2,340)	(3,797)	(4,684)
Financing activities
Proceeds from exercise of stock options	0	0	1,136	589	1,351	0
Contribution from members	0	110,000			0	0
Distributions paid			(79,524)	0
Proceeds from issuance of debt	0	192,000	60,000	0	0	0
Payment of debt	0	0	(2,220)	(2,880)	(56,640)	0
Payment of debt issuance costs	0	(3,825)	(955)	(960)	(960)	0
Proceeds from Paycheck Protection Program Loan	1,514	0			0	0
Net cash (used in) provided by financing activities	1,514	298,175	(21,563)	(3,251)	(56,249)	0
Net (decrease) increase in cash, cash equivalents and restricted cash	18,504	42,786	11,458	13,261	(25,616)	33,289
Cash, cash equivalents and restricted cash, beginning of the period	47,950	0	17,170	42,786	42,786	14,661
Cash, cash equivalents and restricted cash, end of the period	0	42,786	28,628	56,047	17,170	47,950
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	65,062	41,394	27,236	54,655	15,778	46,558
Restricted cash	1,392	1,392	1,392	1,392	1,392	1,392
Cash, cash equivalents and restricted cash	0	42,786	28,628	56,047	17,170	47,950
Supplemental disclosure of cash flow information:
Cash interest paid	2	10,336	12,159	13,752	22,751	99
Income taxes paid	$ 157	$ 1,730	2,207	8,775	$ 9,514	$ 273
Supplemental disclosure of non-cash financing activities:
Repayment of principal and interest on the promissory note to a member from distributions			3,789	0
Member distributions			(3,789)	0
Deferred transaction costs not yet paid			$ 1,168	$ 0